UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

	Par
Corporate Bonds	(000)	Value
Aerospace & Defense — 2.9%
BE Aerospace, Inc., 8.50%,
7/01/18	$ 2,500	$ 2,718,750
Bombardier, Inc., 7.75%,
3/15/20 (a)	3,205	3,453,387
United Technologies Corp., 5.70%,
4/15/40	6,250	6,987,869
		13,160,006
Airlines — 0.6%
Continental Airlines Pass-Through
Certificates, Series 2009-2,
Class B, 9.25%, 5/10/17	1,625	1,710,312
Delta Air Lines, Inc., Series 02G1,
6.72%, 7/02/24	1,279	1,224,739
		2,935,051
Auto Components — 0.6%
Icahn Enterprises LP:
7.75%, 1/15/16	880	882,200
8.00%, 1/15/18	2,000	1,995,000
		2,877,200
Beverages — 0.4%
Constellation Brands, Inc., 7.25%,
5/15/17	1,970	2,048,800
Building Products — 0.1%
Building Materials Corp. of
America, 7.00%, 2/15/20 (a)	525	528,938
Capital Markets — 0.8%
Ameriprise Financial, Inc., 5.30%,
3/15/20	3,250	3,475,794
Chemicals — 0.3%
CF Industries, Inc., 7.13%,
5/01/20	1,125	1,200,938
Commercial Services &
Supplies — 3.0%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	3,742	4,479,372
Clean Harbors, Inc., 7.63%,
8/15/16	1,460	1,507,450
Corrections Corp. of America,
7.75%, 6/01/17	3,375	3,602,813
Waste Management, Inc., 6.13%,
11/30/39	4,000	4,282,256
		13,871,891
Communications Equipment — 0.9%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (a)	2,965	3,031,712

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Communications Equipment (concluded)
CC Holdings GS V LLC, 7.75%,
5/01/17 (a)	$ 935	$ 1,021,488
		4,053,200
Consumer Finance — 4.0%
Capital One Bank USA NA, 8.80%,
7/15/19	3,325	4,232,449
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)	2,135	2,188,375
SLM Corp., 4.00%, 7/25/14 (b)	13,900	11,759,122
		18,179,946
Containers & Packaging — 1.1%
Ball Corp.:
7.13%, 9/01/16	1,750	1,881,250
6.75%, 9/15/20	2,210	2,320,500
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	570	579,975
Rock-Tenn Co., 9.25%, 3/15/16	325	353,031
		5,134,756
Diversified Financial
Services — 0.6%
GMAC, Inc., 8.30%, 2/12/15 (a)	2,500	2,631,250
Diversified Telecommunication
Services — 4.1%
AT&T Inc., 6.30%, 1/15/38	4,000	4,452,260
New Communications Holdings,
Inc., 8.50%, 4/15/20 (a)	3,100	3,309,250
Qwest Corp., 8.38%, 5/01/16	2,795	3,179,313
Verizon Communications, Inc.,
7.35%, 4/01/39	4,025	5,080,745
Windstream Corp.:
8.63%, 8/01/16	1,000	1,042,500
7.88%, 11/01/17	1,900	1,933,250
		18,997,318
Electric Utilities — 1.7%
Progress Energy Inc., 7.00%,
10/30/31	4,000	4,861,900
Southern California Edison Co.,
5.50%, 3/15/40	2,850	3,117,016
		7,978,916
Electronic Equipment, Instruments
& Components — 0.2%
Jabil Circuit Inc., 8.25%, 3/15/18	800	872,000
Energy Equipment &
Services — 2.2%
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17	1,175	1,145,625

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds	TBD	To be determined
RB	Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Energy Equipment & Services
(concluded)
Halliburton Co., 7.45%, 9/15/39	$ 6,220	$ 7,927,004
Hornbeck Offshore Services, Inc.,
Series B, 6.13%, 12/01/14	1,000	897,500
		9,970,129
Food & Staples Retailing — 3.5%
CVS Caremark Corp., 6.30%,
6/01/62 (b)	6,600	6,072,000
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	2,500	2,603,280
6.20%, 4/15/38	6,250	7,325,531
		16,000,811
Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,665	1,963,406
6.13%, 8/23/18	1,660	1,930,552
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)	700	782,250
		4,676,208
Gas Utilities — 1.0%
Nisource Finance Corp., 6.13%,
3/01/22	4,000	4,402,764
Health Care Equipment &
Supplies — 0.8%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (a)	2,250	2,520,000
Medtronic, Inc.:
6.50%, 3/15/39	650	799,791
5.55%, 3/15/40	412	458,449
		3,778,240
Health Care Providers &
Services — 3.4%
Aetna, Inc., 6.75%, 12/15/37	3,400	3,854,689
HCA, Inc.:
8.50%, 4/15/19	1,800	1,989,000
7.25%, 9/15/20 (c)	2,550	2,696,625
Tenet Healthcare Corp. (a):
10.00%, 5/01/18	1,530	1,738,462
8.88%, 7/01/19	1,125	1,237,500
UnitedHealth Group, Inc., 6.88%,
2/15/38	3,400	3,946,360
		15,462,636
Household Durables — 0.3%
Cemex Espana Luxembourg,
9.25%, 5/12/20 (a)	1,462	1,312,145
Insurance — 4.7%
Liberty Mutual Group, Inc., 6.70%,
8/15/16 (a)	1,265	1,319,339
Lincoln National Corp., 6.25%,
2/15/20	3,400	3,628,341
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (a)	3,800	4,232,592
Principal Financial Group, Inc.,
8.88%, 5/15/19	980	1,224,092
Prudential Financial, Inc., 6.63%,
12/01/37	3,400	3,645,065
QBE Insurance Group Ltd., 9.75%,
3/14/14 (a)	5,967	7,233,358

	Par
Corporate Bonds	(000)	Value
Insurance (concluded)
Structured Asset Repackaged
Trust, Series 2004-1, 0.78%,
4/21/11 (a)(b)	$ 161	$ 158,213
		21,441,000
Life Sciences Tools &
Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	3,825	4,092,750
Life Technologies Corp., 6.00%,
3/01/20	4,200	4,630,529
		8,723,279
Machinery — 1.5%
Ingersoll-Rand Global Holding Co.,
Ltd., 9.50%, 4/15/14	3,400	4,199,728
Navistar International Corp.,
8.25%, 11/01/21	2,550	2,696,625
		6,896,353
Media — 7.9%
CSC Holdings LLC:
8.50%, 6/15/15	1,500	1,614,375
8.63%, 2/15/19	1,200	1,311,000
Comcast Corp., 6.30%, 11/15/17	3,400	3,934,324
Cox Communications, Inc., 8.38%,
3/01/39 (a)	3,400	4,555,231
DISH DBS Corp.:
7.00%, 10/01/13	1,750	1,820,000
7.88%, 9/01/19	1,100	1,168,750
Gannett Co., Inc., 9.38%,
11/15/17 (a)	1,800	1,953,000
Intelsat Corp., 9.25%, 6/15/16	1,800	1,921,500
News America, Inc., 6.15%,
3/01/37	4,200	4,421,260
Time Warner Cable, Inc., 6.75%,
6/15/39	4,050	4,612,436
Time Warner, Inc., 7.70%,
5/01/32	4,150	5,071,333
UPC Germany GmbH, 8.13%,
12/01/17 (a)	1,030	1,053,175
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (a)	2,675	2,768,625
		36,205,009
Metals & Mining — 1.5%
AK Steel Corp., 7.63%, 5/15/20	1,000	1,003,750
Phelps Dodge Corp., 7.13%,
11/01/27	2,900	3,140,401
Teck Resources Ltd., 10.75%,
5/15/19	1,750	2,185,400
United States Steel Corp., 7.38%,
4/01/20	375	375,938
		6,705,489
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,150	3,412,571
6.50%, 5/01/18	3,350	3,770,328
		7,182,899

2 BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Multiline Retail — 2.8%
Dollar General Corp., 10.63%,
7/15/15	$ 3,275	$ 3,602,500
JC Penney Co., Inc., 5.65%,
6/01/20	9,000	9,045,000
		12,647,500
Oil, Gas & Consumable
Fuels — 4.2%
BP Capital Markets Plc, 3.88%,
3/10/15	1,500	1,433,939
Chesapeake Energy Corp., 6.25%,
1/15/18	950	971,375
Enbridge Energy Partners LP,
9.88%, 3/01/19	2,100	2,822,969
Enterprise Products Operating LLC,
6.65%, 4/15/18	4,200	4,871,227
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20	4,200	4,975,954
ONEOK Partners LP, 8.63%,
3/01/19	3,400	4,358,555
		19,434,019
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%,
5/01/16 (a)	3,400	3,689,000
International Paper Co.:
7.50%, 8/15/21 (c)	3,325	3,988,697
7.30%, 11/15/39	3,400	3,896,740
		11,574,437
Pharmaceuticals — 9.2%
Abbott Laboratories:
6.15%, 11/30/37	588	693,020
6.00%, 4/01/39	5,891	6,842,420
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	5,000	5,627,660
6.13%, 5/01/38	1,471	1,717,735
Eli Lilly & Co., 5.95%, 11/15/37	1,471	1,684,204
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	7,250	8,724,991
Merck & Co., Inc., 6.50%,
12/01/33 (c)	2,070	2,528,192
Pfizer, Inc., 7.20%, 3/15/39 (c)	6,250	8,389,262
Schering-Plough Corp., 6.55%,
9/15/37	4,572	5,715,366
		41,922,850
Real Estate Investment Trusts
(REITs) — 2.5%
AvalonBay Communities, Inc.,
6.10%, 3/15/20	3,400	3,846,797
ERP Operating LP:
5.38%, 8/01/16	3,350	3,637,199
5.75%, 6/15/17	3,405	3,763,908
		11,247,904
Semiconductors & Semiconductor
Equipment — 1.2%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20 (a)(d)	775	782,750
KLA-Tencor Corp., 6.90%,
5/01/18	1,928	2,157,684

	Par
Corporate Bonds	(000)	Value
Semiconductors & Semiconductor
Equipment (concluded)
National Semiconductor Corp.,
6.60%, 6/15/17	$ 2,334	$ 2,633,436
		5,573,870
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	1,965	1,979,738
AutoZone, Inc., 7.13%, 8/01/18	1,350	1,604,622
Limited Brands, Inc., 7.00%,
5/01/20	980	1,011,850
		4,596,210
Tobacco — 3.3%
Altria Group, Inc.:
9.70%, 11/10/18	3,400	4,454,537
9.25%, 8/06/19	3,350	4,310,204
10.20%, 2/06/39	4,400	6,214,472
		14,979,213
Wireless Telecommunication
Services — 4.2%
Cricket Communications, Inc.,
7.75%, 5/15/16	670	693,450
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	2,340	2,328,300
SBA Tower Trust, 5.10%,
4/15/42 (a)	15,225	16,286,957
		19,308,707
Total Corporate Bonds – 83.5%		381,987,676
Preferred Securities
Capital Trusts
Capital Markets — 4.0%
Ameriprise Financial, Inc., 7.52%,
6/01/66 (b)	2,500	2,437,500
Lehman Brothers Holdings Capital
Trust V, 2.09% (e)(f)(g)	6,400	640
State Street Capital Trust III,
8.25% (b)(f)	2,920	2,963,654
State Street Capital Trust IV,
1.54%, 6/01/67 (b)	18,235	12,661,417
		18,063,211
Commercial Banks — 6.1%
Bank One Capital III, 8.75%,
9/01/30	2,000	2,357,968
Barclays Bank Plc, 5.93% (a)(b)(f)	2,500	2,106,250
First Empire Capital Trust II,
8.28%, 6/01/27	3,630	3,349,002
HSBC Capital Funding LP/Jersey
Channel Islands,
10.18% (a)(b)(f)	4,835	6,019,575
National City Preferred Capital
Trust I, 12.00% (b)(f)	1,100	1,222,430
NationsBank Capital Trust III,
0.83%, 1/15/27 (b)	13,470	9,036,794
SunTrust Preferred Capital I,
5.85% (b)(f)	307	205,690

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. JULY 31, 2010 3

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Commercial Banks (concluded)
USB Capital XIII Trust, 6.63%,
12/15/39	$ 3,500	$ 3,665,480
		27,963,189
Consumer Finance — 0.8%
Capital One Capital V, 10.25%,
8/15/39	3,190	3,453,175
Diversified Financial
Services — 1.6%
Farm Credit Bank of Texas,
Series 1, 7.56% (b)(f)	2,500	2,071,350
JPMorgan Chase Capital XXIII,
1.44%, 5/15/77 (b)	7,500	5,366,535
		7,437,885
Electric Utilities — 0.6%
PPL Capital Funding, 6.70%,
3/30/67 (b)	3,000	2,677,500
Insurance — 12.2%
AXA SA, 6.38% (a)(b)(f)	3,000	2,385,000
Ace Capital Trust II, 9.70%, 4/01/30	5,000	6,074,680
The Allstate Corp., 6.50%, 5/15/67 (b)	5,000	4,575,000
Aon Corp., 8.21%, 1/01/27	2,500	2,626,250
Chubb Corp., 6.38%, 3/29/67 (b)(h)	2,000	1,950,000
Farmers Exchange Capital, 7.05%,
7/15/28 (a)	2,500	2,333,940
GE Global Insurance Holding Corp.,
7.75%, 6/15/30	2,000	2,248,394
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (a)(b)	2,925	3,202,875
Lincoln National Corp., 7.00%,
5/17/66 (b)	3,350	3,029,740
MetLife, Inc., 6.40%, 12/15/66	6,825	6,330,187
Nationwide Life Global Funding I,
6.75%, 5/15/67	7,000	5,613,300
Principal Life Insurance Co., 8.00%,
3/01/44 (a)	2,500	2,581,155
Reinsurance Group of America, 6.75%,
12/15/65 (b)	3,000	2,530,902
The Travelers Cos., Inc., 6.25%,
3/15/67 (b)	3,000	2,843,217
ZFS Finance (USA) (a)(b):
Trust IV, 5.88%, 5/09/32	379	337,265
Trust V, 6.50%, 5/09/67	4,312	3,923,920
Zenith National Insurance Capital
Trust I, 8.55%, 8/01/28 (a)	3,750	3,225,000
		55,810,825
Multi-Utilities — 1.4%
Dominion Resources Capital
Trust I, 7.83%, 12/01/27	2,500	2,634,515
Dominion Resources, Inc., 7.50%,
6/30/66 (b)	3,900	3,885,375
		6,519,890
Oil, Gas & Consumable
Fuels — 1.2%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)	2,000	2,037,500

	Par
Capital Trusts	(000)	Value
Oil, Gas & Consumable Fuels (concluded)
TransCanada PipeLines Ltd.,
6.35%, 5/15/67 (b)	$ 4,000	$ 3,640,000
		5,677,500
Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%,
12/15/55 (b)	3,750	3,581,250
Total Capital Trusts – 28.7%		131,184,425
Preferred Stocks	Shares
Commercial Banks — 1.6%
First Tennessee Bank NA,
3.75% (a)(b)	4,650	3,263,719
Provident Financial Group, Inc.,
7.75%	166,800	4,164,796
		7,428,515
Diversified Financial
Services — 1.1%
Falcons Funding Trust I,
8.88% (a)(b)	4,750	4,883,594
Insurance — 1.2%
Aspen Insurance Holdings Ltd.,
7.40%	144,881	3,230,846
Axis Capital Holdings Ltd., Series B,
7.50%	10,240	883,200
Prudential Plc, 6.50%	60,000	1,458,600
		5,572,646
Wireless Telecommunication
Services — 0.6%
Centaur Funding Corp., 9.08%	2,423	2,562,322
Total Preferred Stocks – 4.5%		20,447,077
Trust Preferreds
Insurance — 0.5%
W.R. Berkley Capital Trust II,
6.75%, 7/26/45 (i)	104,976	2,527,822
Total Trust Preferreds – 0.5%		2,527,822
Total Preferred Securities – 33.7%		154,159,324
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation
Authority, RB, Build America
Bonds, 6.55%, 11/15/31	$ 3,450	3,552,431
State of California, GO, Build
America Bonds, 7.35%,
11/01/39	1,725	1,810,129

4 BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Taxable Municipal Bonds (concluded)	(000)	Value
State of Illinois, GO, Pension,
5.10%, 6/01/33	$ 3,475	$ 2,834,453
Total Taxable Municipal Bonds – 1.8%		8,197,013
U.S. Treasury Obligations
U.S. Treasury Notes — 15.4%
U.S. Treasury Notes, 1.75%,
7/31/15	70,000	70,513,800
Total U.S. Treasury Obligations – 15.4%		70,513,800
Total Long-Term Investments
(Cost – $614,416,141) – 134.4%		614,857,813
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (j)(k)	82,886,485	82,886,485
Total Short-Term Securities
(Cost – $82,886,485) – 18.1%		82,886,485
Total Investments
(Cost – $697,302,626*) – 152.5%		697,744,298
Liabilities in Excess of Other Assets – (15.5)%		(71,074,054)
Preferred Shares, at Redemption Value – (37.0)%		(169,082,397)
Net Assets Applicable to Common Shares – 100.0%		$ 457,587,847

*	The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 700,475,121
	Gross unrealized appreciation	$ 21,516,554
	Gross unrealized depreciation	(24,247,377)
	Net unrealized depreciation	$ (2,730,823)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities, Ltd.	$ 782,750	$ 7,750

(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Non-income producing security.
(h) All or a portion of security has been pledged as collateral in connection with swaps.
(i) Convertible security.

(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at October 31,	Net	at July 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	41,019,397	41,867,088 82,886,485		$ 100,606
(k) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. JULY 31, 2010 5

Schedule of Investments(continued) BlackRock Credit Allocation Income Trust II, Inc. (PSY)

• Reverse repurchase agreements outstanding as of July 31, 2010 were as follows:
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse Securities LLC	0.35%	5/04/10	TBD	$ 2,317,580	$ 2,315,554
Royal Bank of Scotland Plc	0.36%	5/06/10	TBD	7,330,195	7,323,750
Credit Suisse Securities LLC	0.25%	5/13/10	TBD	3,569,732	3,567,725
Credit Suisse Securities LLC	0.40%	5/13/10	TBD	2,348,749	2,346,637
Total				$ 15,566,256	$ 15,553,666

• Financial futures contracts purchased as of July 31, 2010 were as follows:
		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
20	30-Year U.S. Treasury Bond	September 2010	$ 2,450,785	$ 86,715

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2010 were as follows:
		Pay			Notional
		Fixed			Amount	Unrealized
	Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
	Nordstrom, Inc.	5.20%	Deutsche Bank AG	June 2014	$ 2,000 $	(320,410)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the
Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Long-term Investments:
Corporate Bonds	-	$ 381,829,463	$ 158,213	$ 381,987,676
Preferred Securities	$ 11,382,064	142,777,260	-	154,159,324
Taxable Municipal Bonds…	-	8,197,013	-	8,197,013
U.S. Treasury Obligations…	-	70,513,800	-	70,513,800
Short-Term Securities	82,886,485	-	-	82,886,485
Total	$ 94,268,549	$ 603,317,536	$ 158,213	$ 697,744,298

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$ 86,715	—	—	$ 86,715
Liabilities:
Credit contracts	—	$ (320,410)	—	(320,410)
Total	$ 86,715	$ (320,410)	—	$ (233,695)
[1] Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

6 BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. JULY 31, 2010

Schedule of Investments(concluded) BlackRock Credit Allocation Income Trust II, Inc. (PSY)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Corporate	Preferred
	Capital Trusts	Bonds	Stocks	Total
Assets/Liabilities:
Balance, as of
October 31, 2009	$ 2,271,150	$ 266,121	$13,800,000	$ 16,337,271
Accrued
discounts/premiums	-	-	-	-
Net realized gain (loss)	(614,833)	43	-	(614,790)
Net change in unrealized
appreciation/depreciation[2]	1,308,795	29,620	5,656,562	6,994,977
Purchases	-	-	-	-
Sales	(2,965,112)	(137,571)	-	(3,102,683)
Transfers in3	-	-	-	-
Transfers out[3]	-	-	(19,456,562)	(19,456,562)
Balance, as of
July 31, 2010	-	$ 158,213	-	$ 158,213
[2] The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $6,994,977.
[3] The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. JULY 31, 2010 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 27, 2010